Insurance Contracts_Details of financial assets applied The Overlay Approach(Details) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	₩ 8,174,427	₩ 7,298,807
Cash and due from financial institutions at fair value through profit or loss
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	166,891	172,777
Debt securities
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	7,955,286	7,044,081
Equity securities
Disclosure of financial assets to which overlay approach is applied [Line Items]
Financial assets to which overlay approach is applied	₩ 52,250	₩ 81,949